Expense Example	Apr. 29, 2026 USD ($)
REX COIN Growth & Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 160
Expense Example, with Redemption, 3 Years	496
Expense Example, with Redemption, 5 Years	856
Expense Example, with Redemption, 10 Years	1,867
REX CRWV Growth & Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	330
REX HOOD Growth & Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	321
REX LLY Growth & Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	317
REX MSTR Growth & Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	158
Expense Example, with Redemption, 3 Years	490
Expense Example, with Redemption, 5 Years	846
Expense Example, with Redemption, 10 Years	1,847
REX NVDA Growth & Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	475
Expense Example, with Redemption, 5 Years	819
Expense Example, with Redemption, 10 Years	1,790
REX PLTR Growth & Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	116
Expense Example, with Redemption, 3 Years	361
REX TSLA Growth & Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	484
Expense Example, with Redemption, 5 Years	834
Expense Example, with Redemption, 10 Years	1,822
REX WMT Growth & Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	$ 317